Warrants (Details)	12 Months Ended
Oct. 31, 2025 $ / shares shares
Warrants [Line Items]
Warrants issued (in Shares) | shares	16,220,000
Expire term	5 years
Redemption price per public warrant (in Dollars per share)	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Threshold consecutive trading days for redemption of public warrants	30 days
Threshold trading days for redemption of public warrants	20 days
Class A Ordinary Shares [Member]
Warrants [Line Items]
Stock price trigger for redemption of warrants (in Dollars per share)	$ 18
Trading days of redemption prior to notice of warrants	10 days